ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
August 28, 2019	Yana D. Guss T +1 617 951 7109 yana.guss@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Ms. Valerie Lithotomos

Re:	Barings Funds Trust (File Nos. 333-188840 and 811-22845) (the “Registrant”)

Dear Ms. Lithotomos:

On behalf of the Registrant, in connection with a change in the investment objective and principal investment strategy of Barings Diversified Income Fund (formerly, Barings Total Return Bond Fund) (the “Fund”), a series of the Registrant, we are filing today by electronic submission via EDGAR pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. M26 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), which includes a copy of the Prospectus and Statement of Additional Information relating to the Fund. Pursuant to the requirements of Rule 485(a)(1), it is intended that the Amendment become effective on October 28, 2019, unless superseded by a subsequent filing. The Amendment relates solely to the Fund and does not supersede or amend any disclosure in the Registration Statement relating to any other series of the Registrant.

The Registrant requests selective review of the Amendment in accordance with the release of the U.S. Securities and Exchange Commission (“SEC”) on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The Fund’s Board of Trustees approved a change in the Fund’s name, investment objective and principal investment strategy in February 2019 and filed a supplement to the Fund’s prospectus under Rule 497 under the Securities Act effective March 1, 2019. The Fund, formerly Barings Total Return Bond Fund, was renamed Barings Diversified Income Fund, and seeks to provide a total return comprised of current income and capital appreciation by investing in a wide range of U.S. dollar or non-U.S. dollar denominated fixed income securities issued by issuers located in any country globally, including emerging markets. The Registrant would greatly appreciate receiving any comments you may have on the Amendment by August 27, 2019. If you have comments after that date, the Registrant would still appreciate receiving them, but depending on the nature of the comments, may not be able to reflect them until the Registrant’s 2020 annual update of its Registration Statement.

The Registrant requests selective review of the Amendment because the disclosure in the Amendment is substantially similar to disclosure previously reviewed by the staff of the SEC in the

Registrant’s filings on Form N-1A filed pursuant to Rule 485(a) of the Securities Act on February 14, 2018 (SEC Accession Number: 0001144204-18-020511) (with respect to Barings Global Emerging Markets Fund) and on April 15, 2015 (SEC Accession Number: 0001193125-15-131167) (with respect to the other series of the Registrant, including the Fund), except with respect to Fund-specific sections (such as the Fund’s name, investment objective, investment strategies, and portfolio management) and routine annual update changes that would not by themselves have required a filing pursuant to Rule 485(a) under the Securities Act. For your convenience, we have attached as Exhibit A a copy of the supplement dated March 1, 2019, which highlights the changes to the Fund-specific disclosure, and a copy of the supplement dated August 1, 2019 which highlights changes to the portfolio management team.

The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) of the Securities Act to complete any missing information in the Amendment, including with regard to fees and expenses, performance and financial highlights.

Please direct any questions you may have with respect to this filing to the undersigned at 1-617-951-7109 or at yana.guss@ropesgray.com.

Very truly yours,

/s/ Yana D. Guss

cc:	Janice Bishop, Esq., Barings LLC

Exhibit A

497 1 tv515151_497.htm 497

BARINGS FUNDS TRUST

SUPPLEMENT DATED MARCH 1, 2019

TO THE PROSPECTUS DATED NOVEMBER 1, 2018 FOR BARINGS TOTAL RETURN BOND FUND (THE “FUND”)

Effective March 1, 2019, the following changes will be made to the Fund:

The name of the Fund will be changed to “Barings Diversified Income Fund.”

The following replaces the information found under the heading Investment Objective on page 42.

The Barings Diversified Income Fund seeks an absolute return, primarily through current income and capital appreciation.

The following replaces the information found under the heading Principal Investment Strategies on page 43.

The Fund will seek to achieve its investment objective by investing in a wide range of U.S. dollar or non-U.S. dollar denominated fixed income securities issued by issuers located in any country globally, including emerging markets. These typically include: collateralized loan obligations (“CLOs”), U.S. and foreign issuer dollar-denominated debt securities including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, convertible bonds, mortgage-backed, and other asset-backed securities, loans, and securities issued or guaranteed by a government or its agencies or instrumentalities. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in fixed income securities. Derivative instruments that provide exposure to fixed income securities or have economic characteristics similar to such investment may be used to satisfy the Fund’s 80% policy.

The Fund may, but will not necessarily, engage in foreign currency forward contracts for hedging purposes or to gain market exposure. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes or to gain exposure to securities or markets in which it might not be able to invest directly); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage.

The Fund may invest in (i) securities denominated in currencies of emerging market countries, (ii) fixed income securities or debt instruments issued by emerging market entities or sovereign nations and/or (iii) debt instruments denominated in or based on the currencies, interest rates, or issues of emerging market countries. Emerging market countries are defined to include any country that did not become a member of the Organization for Economic Cooperation and Development (O.E.C.D.) prior to 1975 and Turkey.

The Fund may invest in other investment companies, including affiliated investment companies.

The Fund seeks to maintain a dollar-weighted average duration of less than three years; the Manager may increase or decrease its duration in response to changes in interest rates and other factors. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar-weighted average time to maturity of a bond utilizing the present value of all future cash flows. The value of a fund with a longer duration will generally fall further in response to an increase in interest rates than that of a fund with a shorter duration.

The Fund may invest up to 20% of its net assets in below investment grade debt securities (rated below Baa3 by Moody’s and BBB- by S&P and Fitch, or unrated but determined to be of comparable quality by the Manager, commonly referred to as “junk” or “high yield” bonds), including securities in default, and including bank loans, or their unrated equivalent, as determined by the Manager. Investments in such securities will vary based upon the Manager’s assessment of market conditions and the amount of additional yield offered in relation to the risk of the instruments.

The Fund may invest in money market securities, including commercial paper. The Fund may invest in structured products (consisting of collateralized bond and loan obligations). The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll or reverse repurchase agreement transactions.

The Manager selects the Fund’s investments based on its analysis of opportunities and risks of various fixed income securities and market sectors. Currently, the Manager may consider the following factors (which may change over time and in particular cases): the perceived potential for high income offered by different types of corporate and government obligations (including mortgage-backed and other asset-backed securities); diversification among industries and issuers, credit ratings, and sectors; and the relative values offered by different securities. The Manager may choose to sell securities with deteriorating credit or limited upside potential compared to other securities.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

The following replaces the information found under the heading Portfolio Management on page 49.

Barings LLC serves as the investment adviser to the Fund.

The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:

PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Doug Trevallion	June 8, 2018	Portfolio Manager
Kristine Li	March 1, 2019	Portfolio Manager
Kathleen Kraez	March 1, 2019	Portfolio Manager
Charles Sanford	March 1, 2019	Portfolio Manager
David Nagle	Since inception	Portfolio Manager

Important Notice: The SEC will permit funds to deliver shareholder reports electronically beginning on January 1, 2021. At that time, Barings Funds Trust, on behalf of each of its Funds, will send a notice, either by mail or email, each time your Fund’s updated report is available on our website, http://www.barings.com/funds/mutual-funds. Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1-877-766-0014.

BARINGS FUNDS TRUST

BARINGS DIVERSIFIED INCOME FUND (THE “FUND”)

Class/Ticker: A/BXTAX, C/BXTCX, I/BXTIX, Y/BXTYX

300 South Tryon Street

Charlotte, NC 28202

Telephone: 1-855-439-5459

Supplement dated August 1, 2019 to the Prospectus and Statement of Additional Information (“SAI”) for Barings Diversified Income Fund (the “Fund”), dated November 1, 2018, as supplemented and amended on March 1, 2019.

Effective August 1, 2019, the following changes will be made to the Fund:

The following replaces the information found in the Prospectus under the heading Barings Diversified Income Fund - Portfolio Management – on page 49.

Barings LLC serves as the investment adviser to the Funds.

The portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio are:

PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Yulia Alekseeva	August 1, 2019	Portfolio Manager
Stephen Ehrenberg	August 1, 2019	Portfolio Manager
Kathleen Kraez	March 1, 2019	Portfolio Manager
Kristine Li	March 1, 2019	Portfolio Manager
David Nagle	Since inception	Portfolio Manager

Pages 92-96 of the Prospectus entitled “PORTFOLIO MANAGEMENT” is restated in its entirety as follows:

PORTFOLIO MANAGEMENT

The portfolio managers are primarily responsible for making day-to-day investment decisions for each Fund. Each of the persons listed below serves as a portfolio manager to certain Funds as set forth below. More information about each manager’s compensation, other accounts managed by each manager, and each manager’s ownership of securities in the Funds is included in the SAI.

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Craig Abouchar Portfolio Manager	Since May 18, 2016	Mr. Abouchar is a Managing Director and a member of Barings’ European High Yield Investments Group and the European High Yield Investment Committee. He is a lead portfolio manager for the firm’s European High Yield Bond business and he is responsible for the portfolio management of numerous strategies. Mr. Abouchar has worked in the industry since 1994 and his experience has encompassed a focus on below-investment-grade assets across all investment types and geographic markets. Prior to joining the firm in 2016, he was Co-CEO, Europe of Castle Hill Asset Management. Prior to Castle Hill, he was a portfolio manager at Ignis Investment Management. Mr. Abouchar was also previously the chairman of the board of directors for the European High Yield Association. He earned a B.B.A. in Finance from Emory University and an M.B.A. in Finance and International Business from Columbia University. He shares principal responsibility for the day-to-day management of the Barings Global High Yield Fund.
Ricardo Adrogué Portfolio Manager	Since October 21, 2015	Dr. Adrogué is a Managing Director and Head of Barings’ Global Sovereign Debt and Currencies Group. He is the lead portfolio manager for the Emerging Markets Local Debt strategy and Blended Total Return Debt strategy, and backup portfolio manager for the Emerging Markets Sovereign Hard Currency Debt strategy. Dr. Adrogué has worked in the industry since 1992 and his experience has encompassed portfolio management, economic strategy and academia. Prior to joining the firm in 2013, he was at Cabezon Investment Group, LLC, as well as at Wellington Management Company, where he built a successful track record for the Emerging Markets Local Debt program and managed over $11 billion. Before Wellington, he worked at the International Monetary Fund conducting inflation modeling work for central banks and was country desk for Brazil, Costa Rica, and Trinidad and Tobago. He also worked with Salomon Smith Barney/Citigroup as a vice president of markets and economic analysis, a senior economist and strategist for Panama and Peru, and as an adjunct professor of Latin American Economics at New York University. Dr. Adrogué holds a B.A. in Economics from the Universidad Católica Argentina, an M.A. in Economics and a Ph.D. from the University of California, Los Angeles. He shares principal responsibility for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund.

Yulia Alekseeva Portfolio Manager	Since August 1, 2019	Ms. Alekseeva is a Portfolio Manager in the Barings Investment Grade Fixed Income Group and Head of Securitized Credit Research. Yulia has worked in the industry since 2005. Prior to re-joining the firm in 2019, Yulia was employed at Canada Pension Plan Investment Board as a Principal in the Structured Credit department following positions at Bank of America Merrill Lynch and PricewaterhouseCoopers. Yulia holds a B.A. in Economics & Finance from the Plekhanov Russian University of Economics and an M.B.A. degree from the Wharton School at the University of Pennsylvania. She is a member of the CFA Institute and an Associate Chartered Accountant with the Institute of Chartered Accountants in England and Wales (ICAEW). She shares principal responsibility for the day-to-day management of the Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).
Nat Barker Portfolio Manager	Since November 1, 2017	Mr. Barker is a Managing Director, a member of the Barings’ Investment Grade Fixed Income Group and a Portfolio Manager on the Investment Grade Corporate Credit. Mr. Barker is responsible for the portfolio management of the firm’s multi-asset insurance client mandates as well as the investment grade corporate bond strategies. He has worked in the industry since 1994 and his experience has encompassed investment grade and high yield credit research. Prior to joining the firm in 2007, Mr. Barker was a distressed company consultant with experience representing creditors and debtors in both formal insolvencies and out-of-court restructurings at Kroll Talbot Hughes. Prior to that, he worked in the corporate restructuring groups of KPMG and Arthur Andersen. He holds a B.A. from Tufts University, a General Course Certificate from the London School of Economics and a M.B.A. from the University of Utah. He shares responsibility for the day-to-day management of the Barings Active Short Duration Bond Fund.
Stephen Ehrenberg Portfolio Manager	Since November 1, 2017	Mr. Ehrenberg is a Managing Director and portfolio manager for Barings’ Investment Grade Fixed Income Group. Mr. Ehrenberg has worked in the industry since 2002 and his experience has encompassed portfolio management and credit analysis for both investment grade and high yield corporate credit. Prior to joining the firm in 2004, he worked in capital markets at MassMutual as part of the firm’s executive development program. He holds a B.S. in Mechanical Engineering from the United States Military Academy at West Point (Phi Beta Kappa), an M.B.A. from the University of Michigan Business School (High Distinction) and is a member of the CFA Institute. Prior to attending business school, Mr. Ehrenberg served as a Captain in the U.S. Army, where he held numerous leadership positions and graduated from both Airborne and Ranger School. He shares responsibility for the day-to-day management of the Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).

Robert Faulkner Portfolio Manager	Since November 1, 2018	Mr. Faulkner is a Managing Director and member of Barings’ European High Yield Investments Group. He is responsible for the portfolio management of the European CLO platform, along with primarily loan focused funds and separate accounts and services as a member of the European High Yield Investment Committee. Mr. Faulkner initially joined the High Yield Group as an analyst, where he was responsible for analyzing and transacting new investment opportunities across both loans and bonds, specializing in the Paper and Packaging sector. When he joined the firm in 2001, he worked in the finance team, later moving into the portfolio monitoring team where he gained extensive experience and working knowledge of the leveraged loan environment, responsible for the performance analysis of individual portfolio assets. He holds a B.Sc. (Hons) in Economics from the University of London. He shares responsibility for the day-to-day management of the Barings Global Floating Rate Fund.
Sean Feeley Portfolio Manager	See Description	Mr. Feeley is a Managing Director and portfolio manager for Barings’ U.S. High Yield Investments Group. He is also a member of the firm’s U.S. High Yield Investment Committee and the Global High Yield Allocation Committee. Mr. Feeley is responsible for the portfolio management of various high yield bond total return strategies. He has worked in the industry since 1996 and his experience has encompassed the credit market across a variety of industries. Prior to joining the firm in 2003, he worked at Cigna Investment Management in project finance and at Credit Suisse, where he worked in the leveraged finance group. Mr. Feeley holds a B.S. in Accounting from Canisius College (magna cum laude) and an M.B.A. from Cornell University. He is a Certified Public Accountant (inactive) and member of the CFA Institute. He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund (since September 16, 2013), Barings Global Credit Income Opportunities Fund (since September 16, 2013), Barings Global High Yield Fund (since October 30, 2015) and Barings U.S. High Yield Fund (since October 30, 2015).
Michael Freno Portfolio Manager	Since September 16, 2013	Mr. Freno is Head of Global Markets for Barings, which encompasses all of the firm’s fixed income, public equity and multi-asset investment teams. He is also the Chairman of the Global High Yield Allocation Committee and a member of the Global Distressed Committee. Mr. Freno has worked in the industry since 1999 and has extensive experience on the buy-side, focusing on both equity and debt investments. Prior to joining the firm in 2005, he was a research analyst for Mangan & McColl Partners, LLC, where he focused on equity and credit analysis for the firm’s special situations and distressed investments. Prior to that, he was a Manager at PricewaterhouseCoopers. He shares principal responsibility for the day-to-day management of the Barings Global Credit Income Opportunities Fund.
Martin Horne Portfolio Manager	See Description	Mr. Horne is a Managing Director and Head of Barings’ Global High Yield Investments Group and European High Yield Investments Group. He is also Chairman of the European High Yield Investment Committee and Vice Chairman of the Global High Yield Allocation Committee. His responsibilities include portfolio management for several of the firm’s loan and multi strategy portfolios. Mr. Horne has worked in the industry since 1996 and his experience has encompassed the mid cap, structured credit, investment grade and leverage finance markets. Prior to joining the firm in 2002, he was a member of the European Leverage team at Dresdner Kleinwort Wasserstein where he focused on lead arranging and underwriting senior, mezzanine and high yield facilities for financial sponsor driven leverage buyouts throughout Europe. He has also held positions at KPMG Corporate Finance where he advised on complex debt transactions and National Westminster Bank in the corporate banking unit. Mr. Horne also previously served on the board of directors of the Loan Market Association. He holds a B.A. in Economics from Reading University. He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund (since September 16, 2018), Barings Global Credit Income Opportunities Fund (since March 8, 2016) and Barings Global High Yield Fund (since March 8, 2016).

Cem Karacadag Portfolio Manager	Since October 21, 2015	Mr. Karacadag is a Managing Director and Head of Barings’ Emerging Markets Sovereign Debt Group. He is the lead portfolio manager for the Emerging Markets Sovereign Debt strategy and backup portfolio manager for the firm’s Emerging Markets Local Debt strategy and Blended Total Return strategy. Mr. Karacadag has worked in the industry since 1994 and his experience has encompassed sovereign credit analysis, macroeconomic policy research and advice, and emerging markets fixed income strategy. Prior to joining the firm in 2014, he was at OppenheimerFunds, where he worked on sovereign hard currency and local currency investments in Eastern Europe and Asia. Before Oppenheimer, he worked at Credit Suisse covering emerging market sovereigns in Asia and Latin America, and at the International Monetary Fund, where he focused on monetary policy instruments, exchange rate policy and bank restructuring in China, Indonesia and Eastern Europe. He also held positions at Standard & Poor’s and the Federal Reserve Bank of New York. Mr. Karacadag holds a B.A. in Economics from Tufts University and an M.A. in International Economics and European Studies from Johns Hopkins University. He shares principal responsibility for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund.
Kathleen Kraez Portfolio Manager	Since March 1, 2019	Ms. Kraez is a member of Barings’ Structured Credit Investment Group. She is responsible for portfolio management, CLO modeling and structural analysis, collateral manager evaluation and monitoring of CLO investments. Kathleen has worked in the industry since 1993. Prior to joining the firm in 1996, she was with State Street Bank & Trust as a portfolio accountant. Kathleen holds a B.A. from Pennsylvania State University and an M.B.A. in Finance and Accounting from Regis University. She shares principal responsibility for the day-to-day management of the Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).
Natalia Krol Portfolio Manager	Since August 2, 2018	Ms. Krol is a Managing Director and member of Barings’ Emerging Markets Debt Group. She is a portfolio manager of Barings’ Emerging Markets Blended Total Return strategies and a Research Analyst for the Barings’ Emerging Markets Corporate Debt Team. Ms. Krol is responsible for covering global metals & mining and energy corporates. She has worked in the industry since 2002. Prior to joining the firm in 2014, she was a Credit Analyst at Schroders Investment Management, covering the natural resources and capital goods sectors across Emerging Markets, European High Yield and Investment Grade markets. Prior to this, she was a European High Yield Research Analyst at Barclays Capital. Ms. Krol holds an M.Sc. in Accounting and Finance from London School of Economics and a B.Ss. in International Economics from Plekhanov Russian Economic Academy. She shares principal responsibilities for the day-to-day management of the Barings Emerging Markets Debt Blended Total Return Fund.

Michael Levy Portfolio Manager	Since September 18, 2018	Mr. Levy is a Managing Director and Co-Head for Emerging and Frontier Equities Team. He oversees the Frontiers, Latam and Emerging Europe functions. Mr. Levy is the lead manager of the Frontiers Markets Fund and is also co-manager on a number of Global Emerging Market mandates including Barings’ flagship Global Emerging Markets Fund. Prior to this, he was investment manager in the EMEA and Global Frontier Markets Equity Team. He joined Barings in July 2012 after 17 years at AllianceBernstein where he held a number of equity portfolio management and research roles. His most recent responsibility before joining Barings was as a portfolio manager for Emerging and International equity portfolios. Mr. Levy began his career in 1992 at Grant Thornton Chartered Accountants as a Partner Trainee. He shares principal responsibility for the day-to-day management of the Barings Global Emerging Markets Equity Fund.
Kristine Li Portfolio Manager	Since March 1, 2019	Ms. Li is a member of Barings’ Emerging Markets Debt Group and a Portfolio Manager for Barings’ Global Multi-Strategy Funds. She is responsible for covering the LatAm financial sector. Kristine has worked in the industry since 1996 and brings her many years of experience in research and investing in emerging markets, both fixed income and equities, to Barings’ Emerging Markets Corporate Debt Team. Prior to joining the firm in 2014, she was a Senior Analyst at PIMCO in charge of the Asian financial sector. She played an important role on PIMCO’s global financial team and also contributed significantly to its Emerging Markets macro views, particularly on China. Previously, Kristine worked as a sell-side research analyst in Singapore, Hong Kong, and Japan. She graduated from Tsinghua University in Beijing and holds a Master’s Degree in Finance from the National University of Singapore. She is a member of the CFA Institute since 2000. She shares principal responsibility for the day-to-day management of the Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).
Tom McDonnell Portfolio Manager	See Description	Mr. McDonnell is a Managing Director and member of Barings’ U.S. High Yield Investments Group and the U.S. High Yield Investment Committee. His responsibilities include portfolio management for a number of high yield total return portfolios, including global loan and global multi- strategy portfolios. He is also a portfolio manager for the firm’s high yield 1940 act retail funds. Mr. McDonnell has worked in the industry since 1996 and his experience has encompassed leveraged loans, distressed credit and management of total return focused strategies. Prior to joining the firm in 2005, he was a Managing Director at Patriarch Partners, LLC, where he had active involvement with portfolio company management teams, crisis managers and attorneys to effectuate turn around and recovery plans. Before Patriarch, he worked at Bank of America in the Corporate Finance Group and at Bank One in various risk management and corporate finance positions, specializing in credit risk management and structuring of off balance sheet special purpose entities. Mr. McDonnell hlds a B.S. in Business Management, an M.B.A. in Accounting from the State University of New York at Buffalo, and is a Certified Public Accountant (inactive). He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund (since September 16, 2013) and Barings Global Credit Income Opportunities Fund (since November 1, 2017).

David Mihalick Portfolio Manager	Since November 1, 2017	Mr. Mihalick is a Managing Director and Head of Barings’ U.S. High Yield Investments Group, Chairman of the U.S. High Yield Investment Committee, a member of the Global High Yield Allocation Committee and a portfolio manager on various high yield strategies. Prior to his current role, he served as Head of Baring’s U.S. High Yield Credit Research Group where he was responsible for directing the research efforts of over 25 analysts. Mr. Mihalick has worked in the financial services industry since 2004. Prior to joining the firm in 2008, he was a Vice President with Wachovia Securities Leveraged Finance Group. At Wachovia, he was responsible for sell-side origination of leveraged loans and high yield bonds to support both corporate and private equity issuers. Prior to entering the financial services industry, Mr. Mihalick served as an officer in the United States Air Force and worked in the telecommunications industry for 7 years. He holds a B.S. from the United States Air Force Academy, an M.S. from the University of Washington and an M.B.A. from Wake Forest University. He shares principal responsibility for the day-to-day management of the Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, Barings Global High Yield Fund and Barings U.S. High Yield Fund.
David Nagle Portfolio Manager	Since July 8, 2015	Mr. Nagle is a Managing Director and a Portfolio Manager for Baring’ Investment Grade Fixed Income Group. He is responsible for the portfolio management of the firm’s investment grade strategies. Mr. Nagle has worked in the industry since 1986 and his experience has encompassed multi-sector portfolio and risk management, and asset allocation. He holds a B.A. in Economics and Finance from Lafayette College and is a member of the CFA Institute. He shares day-to-day management of the Barings Active Short Duration Bond Fund and Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).

William Palmer Portfolio Manager	Since September 18, 2018	Mr. Palmer is a Managing Director and Co-Head for Emerging and Frontier Equities Team. He is responsible for and oversees the firm’s Asia ex Japan investment function. Mr. Palmer is also co-manager on a number of Global Emerging Market mandates, including Barings’ flagship Global Emerging Markets Fund. Prior to joining Barings in October 2011, he was Senior Asset Manager/Head of Asia ex Japan Equities at KBC Asset Management in Dublin. During his time at KBC Asset Management, he also held the roles of Asset Manager focusing on Asia ex Japan Equities and Equity Analyst responsible for producing equity research on Irish and Asian companies. He shares principal responsibility for the day-to-day management of the Barings Global Emerging Markets Equity Fund.
Scott Roth Portfolio Manager	See Description	Mr. Roth is a Managing Director and a member of Barings’ U.S. High Yield Investments Group and the U.S. High Yield Investment Committee. His responsibilities include portfolio management for various high yield bond total return strategies. Mr. Roth has worked in the industry since 1993 and his experience has encompassed fund management, underwriting, leveraged loans and high yield. Prior to joining the firm in 2002, he was a vice president at Webster Bank and was a high yield analyst at Times Square Capital Management. He also served as an underwriter at Chubb Insurance Company. He shares principal responsibility for the day-to-day management of the Barings Global Credit Income Opportunities Fund (since September 16, 2013), Barings Global High Yield Fund (since October 30, 2015) and Barings U.S. High Yield Fund (since October 30, 2015).
Chris Sawyer Portfolio Manager	Since November 1, 2017	Mr. Sawyer is a Managing Director and member of Barings’ European High Yield Investments Group and the firm’s European High Yield Investment Committee. He is responsible for the portfolio management of several high yield strategies and also manages the firm’s European high yield trading operations. Mr. Sawyer has worked in the industry since 2005. Prior to joining the trading team in 2008, he was a member of the portfolio monitoring team where he was responsible for the performance analysis of individual portfolio assets. Mr. Sawyer holds a B.Sc. in Economics and Business Finance from Brunel University. He shares principal responsibility for the day-to-day management of the Barings Global High Yield Fund.
Doug Trevallion Portfolio Manager	Since June 8, 2018	Mr. Trevallion is a Managing Director and member of Barings’ Investment Grade Fixed Income Group and Head of Global Securitized and Liquid Products. Mr. Trevallion is responsible for the portfolio management of the firm’s securitized and multi-asset portfolio strategies. He has worked in the industry since 1987 and his experience has encompassed stable value, core, core plus, active short and leveraged inflation strategies. Prior to joining the firm in 2000, he worked at MassMutual where he established fixed income analytical and risk capabilities for the company. He holds a B.A. from the University of Massachusetts and is a member of the CFA Institute. He shares responsibility for the day-to-day management of the Barings Active Short Duration Bond Fund.

On page 70 of the SAI, the chart regarding the Barings Diversified Income Fund is replaced with the following:

Barings Diversified Income Fund

PORTFOLIO TEAM	ACCOUNT CATEGORY	TOTAL NUMBER OF ACCOUNTS	NUMBER OF ACCOUNTS WITH APPROXIMATE TOTAL ASSET SIZE (A)	NUMBER OF ACCOUNTS WITH PERFORMANCE BASED ADVISORY FEE	APPROXIMATE ASSET SIZE OF PERFORMANCE BASED ADVISORY FEES ACCOUNTS (A) (B)

Yulia Alekseeva	Registered Investment Companies	2	$51,995,631	0	N/A
	Other Pooled Investment Vehicles	1	$20,854781	0	N/A
	Other Accounts	4	$115,830,363	0	N/A

Stephen Ehrenberg	Registered Investment Companies	6	$3,097,874,920
	Other Pooled Investment Vehicles	5	$10,399,206,599	0	N/A
	Other Accounts	12	$2,587,792,560	0	N/A

Kathleen Kraez	Registered Investment Companies	1	$41,567,298	0	N/A
	Other Pooled Investment Vehicles	4	$549,878,819	0	N/A
	Other Accounts	15	$3,392,930,779	0	N/A

Kristine Li	Registered Investment Companies	1	$41,567,298
	Other Pooled Investment Vehicles	0	$0	0	N/A
	Other Accounts	0	$0	0	N/A

David Nagle	Registered Investment Companies	9	$4,547,299,234
	Other Pooled Investment Vehicles	2	$68,555,015	0	N/A
	Other Accounts	45	$5,581,491,078	0	N/A

(A)	Account asset size has been calculated as of June 30, 2019.

Important Notice: The SEC will permit funds to deliver shareholder reports electronically beginning on January 1, 2021. At that time, Barings Funds Trust, on behalf of each of its Funds, will send a notice, either by mail or email, each time your Fund’s updated report is available on our website, http://www.barings.com/funds/mutual-funds. Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1-877-766-0014.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SAI FOR FUTURE REFERENCE.

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